Intangible and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization

The movement of intangible assets and amortization for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025								2024	2023
Description	Software	Software development	Relationship with clients	Brand	Database	Other intangible	Goodwill (b and c)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	1,870,385	168,991	110,042	82,546	97,016	179,471	669,075	3,177,526	2,975,032	2,698,486
Additions	138,363	78,010	—	—	—	5,594	—	221,967	245,334	280,388
Transfers	62,204	(61,003)	—	—	—	(1,201)	—	—	—	—
Disposals and write-offs, Note 21(a)	(1,419)	—	—	—	—	(4,113)	—	(5,532)	(42,840)	(3,842)
Balance as of December 31	2,069,533	185,998	110,042	82,546	97,016	179,751	669,075	3,393,961	3,177,526	2,975,032
Amortization
Balance as of January 1	(1,320,781)	—	(30,261)	—	(26,680)	(132,051)	—	(1,509,773)	(1,287,912)	(1,065,284)
Amortization of the year	(222,758)	—	(11,004)	—	(9,702)	(16,984)	—	(260,448)	(254,301)	(223,015)
Disposals and write-offs, Note 21(a)	992	—	—	—	—	1,374	—	2,366	32,440	387
Balance as of December 31	(1,542,547)	—	(41,265)	—	(36,382)	(147,661)	—	(1,767,855)	(1,509,773)	(1,287,912)
Net book value	526,986	185,998	68,777	82,546	60,634	32,090	669,075	1,626,106	1,667,753	1,687,120